Net Loss per Share Attributable to Common Stockholders	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Net Loss per Share Attributable to Common Stockholders

3. Net Loss per Share Attributable to Common Stockholders

The following table sets forth the potential common shares excluded from the calculation of net loss per common share attributable to common stockholders because their inclusion would be anti-dilutive:

	March 31,
	2015	2014
Options to purchase common stock	3,079,264	2,581,268
Common stock underlying Series A and Series A-1 convertible preferred stock	7,571,197	23,084,880
Warrants to purchase common stock	4,615	4,615

Total	10,655,076	25,670,763